Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill by Segment
The following table reflects the changes in carrying amounts of goodwill by segment (there is no goodwill associated with the Harsco Infrastructure Segment) for the years ended December 31, 2014 and 2013:

(In thousands)	Harsco Metals & Minerals Segment	Harsco Industrial Segment		Harsco Rail Segment	Consolidated Totals
Balance at December 31, 2012	$419,888	$—		$9,310	$429,198
Foreign currency translation	2,067	—		—	2,067
Balance at December 31, 2013	421,955	—		9,310	431,265
Changes to goodwill	(300)	6,839	(a)	—	6,539
Foreign currency translation	(21,649)	—		—	(21,649)
Balance at December 31, 2014	$400,006	$6,839		$9,310	$416,155

(a)
Changes to goodwill relate to the initial acquisition of Hammco and related purchase price adjustments in accordance with U.S. GAAP occurring during the measurement period. See Note 4, Acquisitions and Dispositions.

The Company's methodology for determining reporting unit fair value is described in Note 1, Summary of Significant Accounting Policies. Performance of the Company's 2014 annual impairment test did not result in impairment of any of the Company's reporting units.

Intangible Assets
Intangible assets totaled $58.5 million, net of accumulated amortization of $147.9 million at December 31, 2014 and $53.3 million, net of accumulated amortization of $143.4 million at December 31, 2013. The following table reflects these intangible assets by major category:

	December 31, 2014		December 31, 2013
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer related	$157,530	$112,211	$150,307	$110,889
Non-compete agreements	1,107	1,039	1,126	1,024
Patents	6,079	5,399	6,211	5,273
Technology related	26,548	21,233	27,185	18,931
Trade names	7,745	3,733	4,113	2,969
Other	7,420	4,290	7,753	4,348
Total	$206,429	$147,905	$196,695	$143,434

The gross carrying amount of intangible assets increased in 2014 due to the acquisition of Hammco, as discussed in Note 4, Acquisitions and Dispositions. As part of this transaction, the Company acquired the following finite-lived intangible assets (by major class):

(In thousands)	Gross Carrying Amount	Residual Value	Weighted-average amortization period
Customer related	$13,928	—	12 years
Trade names	3,647	—	15 years
Total	$17,575

Amortization expense for intangible assets was $9.9 million, $13.8 million and $17.6 million for 2014, 2013 and 2012, respectively. The following table shows the estimated amortization expense for the next five fiscal years based on current intangible assets.

(In thousands)	2015	2016	2017	2018	2019
Estimated amortization expense (a)	$8,350	$7,800	$5,050	$4,850	$4,800

(a)	These estimated amortization expense amounts do not reflect the potential effect of future foreign currency exchange rate fluctuations.